Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false